Schedule of other current assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepayments And Other Current Assets
Sales tax receivable	$ 86,756	$ 509,333
Deposits	89,288
Total current assets	$ 176,044	$ 509,333